Income Taxes - Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
U.S. federal, Current					$ 930
State and local, Current					1,609	823	1,074
Foreign, Current					1,553	1,103	1,847
Total Current					4,092	1,926	2,921
U.S. federal, Deferred					21,681	6,743	1,883
State and local, Deferred					1,165	826	1,125
Foreign, Deferred					(4,097)	(1,253)	(387)
Total, Deferred			(2,215)	3,620	18,749	6,316	2,621
U.S. federal, Total					22,611	6,743	1,883
State and local, Total					2,774	1,649	2,199
Foreign, Total					(2,544)	(150)	1,460
Income tax expense	10,726	12,359	7,239	5,005	22,841	8,242	5,542
LAMAR MEDIA CORP [Member]
Income Tax [Line Items]
U.S. federal, Current					930
State and local, Current					1,609	824	1,075
Foreign, Current					1,553	1,103	1,847
Total Current					4,092	1,927	2,922
U.S. federal, Deferred					21,798	6,859	2,007
State and local, Deferred					1,184	820	1,295
Foreign, Deferred					(4,097)	(1,253)	(386)
Total, Deferred			(2,137)	3,694	18,885	6,426	2,916
U.S. federal, Total					22,728	6,859	2,007
State and local, Total					2,793	1,644	2,370
Foreign, Total					(2,544)	(150)	1,461
Income tax expense	$ 10,761	$ 12,391	$ 7,317	$ 5,079	$ 22,977	$ 8,353	$ 5,838